Subsequent Event - Additional Information (Detail) $ in Millions, $ in Millions				12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 15, 2022 USD ($)	Mar. 15, 2022 NZD ($)	Dec. 31, 2021 USD ($)
Bridge Loans [Member]
Subsequent Event [Line Items]
Debt stated interest rate				13.50%
Maturity date				May 15, 2023
Bridge Loans [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 10.0
Subsequent Event
Subsequent Event [Line Items]
Proceeds from the sale of a business placed in escrow		$ 15.0
Subsequent Event | US Dollar [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate		0.67	0.67
Subsequent Event | Two degree Capital Stock [Member]
Subsequent Event [Line Items]
Percentage of equity interest sold		100.00%	100.00%
Gross proceeds for sale of a subsidiary			$ 1,315
Net proceeds from sale of a subsidiary		$ 625.0	$ 930
Subsequent Event | 2degrees | USD To NZD Exchange [Member] | Foreign Exchange Forward [Member]
Subsequent Event [Line Items]
Maturity date	Jun. 30, 2022
Derivate notional amount	$ 450.0
Subsequent Event | 2degrees | Bridge Loans [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 10.0